Inventories - Summary of Inventories (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Inventories [Line Items]
Crude oil and petroleum products	$ 3,633		$ 4,254
Materials, supplies and other	998		943
Total Inventories	$ 4,631	[1]	$ 5,197	[1]

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.